Property, equipment, intangible assets and leases - Summary of right-of-use assets and lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	R$ 313,141	R$ 281,804	R$ 258,491
Right of Use Assets, Current	85,872	0	0
Right-Of-Use Assets, Noncurrent	254,714	313,141	281,804
Additions	136,513	160,257	90,851
Depreciation, right-of-use assets	(83,732)	(81,339)	(75,955)
Acquisitions through business combinations, right-of-use assets			17,493
Decrease Through Write-Off, Right-Of-Use Assets			114
Interest expenses, Right-Of-Use Assets	0	0	(3,864)
Right-Of-Use Assets, Increase (Decrease) From Revaluation	1,304	1,304	1,187
Right-Of-Use Assets, Cancellation/expiration	(19,008)	(65,050)
Right-of-Use Assets, Effects of Exchange Rate	(7,632)	16,165	(6,285)
Payment of lease liabilities, Right-Of-Use Assets	0	0	0
Ending balance	340,586	313,141	281,804
Right of Use Assets, Current	85,872	0	0
Right-Of-Use Assets, Noncurrent	254,714	313,141	281,804
Lease liabilities [abstract]
Beginning balance	311,347	304,762	285,638
Current lease liabilities	62,340	40,756	123,978
Non-current lease liabilities	249,077	270,591	180,784
Additions	136,547	157,750	116,774
Leases, Depreciation expense	0	0	0
Write off			(675)
Business combination			19,802
Interest expense on lease liabilities	14,736	19,135	22,927
Lease Liabilities, Increase (Decrease) From Revaluation	0	0	0
Cancellation/expiration of lease liabilities	(19,008)	65,050
Effects on Exchange Rate on Lease Liabilities	(9,055)	(20,716)	(6,967)
Payment of lease liabilities	123,150	125,966	(132,737)
Ending balance	311,417	311,347	304,762
Current lease liabilities	62,340	40,756	123,978
Non-current lease liabilities	R$ 249,077	R$ 270,591	R$ 180,784